Income Taxes - Deferred Tax Rollforward (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	CAD (357.8)	CAD (229.1)
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	(26.6)	(3.6)
(Charged) / credited to earnings	(102.1)	381.3
Net deferred income tax liabilities at the end of the period	(229.1)	(606.8)
Deferred income tax assets:
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	1,076.7	1,049.2
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	(26.6)	(3.6)
(Charged) / credited to earnings	54.1	257.1
Net deferred income tax liabilities at the end of the period	1,049.2	795.7
Decommissioning liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	361.3	361.8
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	0.0
(Charged) / credited to earnings	(0.5)	17.0
Net deferred income tax liabilities at the end of the period	361.8	344.8
Income tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	649.5	632.4
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	0.0
(Charged) / credited to earnings	17.1	230.5
Net deferred income tax liabilities at the end of the period	632.4	401.9
Debt financing costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	0.0	4.8
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	0.0
(Charged) / credited to earnings	(4.8)	(8.3)
Net deferred income tax liabilities at the end of the period	4.8	13.1
Share issue costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	10.2	15.3
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	(0.1)	7.2
(Charged) / credited to earnings	(5.2)	(9.6)
Net deferred income tax liabilities at the end of the period	15.3	17.7
Risk management contracts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	33.5	18.3
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	0.0
(Charged) / credited to earnings	15.2	17.7
Net deferred income tax liabilities at the end of the period	18.3	0.6
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	22.2	16.6
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	26.7	(10.8)
(Charged) / credited to earnings	32.3	9.8
Net deferred income tax liabilities at the end of the period	16.6	17.6
Deferred income tax liabilities:
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	(1,434.5)	(1,278.3)
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	0.0
(Charged) / credited to earnings	(156.2)	124.2
Net deferred income tax liabilities at the end of the period	(1,278.3)	(1,402.5)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	(1,417.5)	(1,286.7)
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	0.0
(Charged) / credited to earnings	(130.8)	(74.0)
Net deferred income tax liabilities at the end of the period	(1,286.7)	(1,212.7)
Timing of partnership items
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period		0.0
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other		0.0
(Charged) / credited to earnings		54.8
Net deferred income tax liabilities at the end of the period	0.0	(54.8)
Risk management contracts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	(17.0)	8.4
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	0.0
(Charged) / credited to earnings	(25.4)	143.4
Net deferred income tax liabilities at the end of the period	CAD 8.4	CAD (135.0)